Commitments and Contingencies - Schedule of Roll Forward of the Liability Balance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Employee Benefits – Gratuity [Member]
Schedule of Roll Forward of the Liability Balance [Line Items]
Beginning of the six months	$ 69,094	$ 90,886
Benefits paid	(5,822)	(6,880)
Expenses charged to profit or loss	15,507	1,006
Currency translation differences	(71)	(292)
End of the six months	78,708	84,721
Employee Benefits – Leave Encashment [Member]
Schedule of Roll Forward of the Liability Balance [Line Items]
Beginning of the six months	72,768	84,647
Benefits paid	(3,517)	(1,518)
Expenses charged to profit or loss	8,368	516
Currency translation differences	(69)	(271)
End of the six months	$ 77,550	$ 83,374